Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Royalty funding liabilities	€ 301,800
Derivative liabilities	0	€ 256,231
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	256,231	€ 186,579	€ 150,670
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	301,789	720,262
Financial liabilities measured at fair value through profit or loss	0	256,231
Carrying amount [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	0	429,391
Royalty funding liabilities	301,789	290,871
Derivative liabilities	0	256,231
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	303,011	723,328
Financial liabilities measured at fair value through profit or loss	0	256,231
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	0	426,429
Royalty funding liabilities	303,011	296,899
Derivative liabilities	€ 0	€ 256,231